Related Party Transactions - Additional Information (Details)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 31, 2017 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Apr. 15, 2018 USD ($) shares
Related Party Transaction [Line Items]
Research and development		$ 8,052,000	$ 3,542,000	$ 14,116,000		$ 6,292,000
Other income		36,000		36,000
Consulting fees payment obligations outstanding		479,000		479,000			$ 410,000
Syncona
Related Party Transaction [Line Items]
Professional fees		9,000	9,000	0		0
Payments outstanding		10,000		10,000			1,300
University of Oxford and Related Entities
Related Party Transaction [Line Items]
Research and development expenses (credit)		158,000	0	305,000		262,000
University of Oxford and Related Entities | Accrued Expenses
Related Party Transaction [Line Items]
Research and development				284,000			414,000
Freeline Therapeutics
Related Party Transaction [Line Items]
Payments outstanding		32,000		32,000			12,200
Research and development		28,000	1,600	31,000		9,600
Oxford University Innovation Ltd | MacLaren Agreement
Related Party Transaction [Line Items]
Professional fees		17,000	$ 28,000	$ 50,000		$ 58,000
License agreement entered date				2013-11	2013-11
Bonus for services provided								$ 26,000
Consulting fees payment obligations outstanding		$ 46,000		$ 46,000			$ 8,000
License agreement terminates date				2018-08	2018-08
Oxford University Innovation Ltd | MacLaren Agreement | RSUs
Related Party Transaction [Line Items]
Granted | shares	58,000
Share-based compensation, award vesting period				4 years	4 years
Restricted shares options available for immediately vesting | shares								29,000
Oxford University Innovation Ltd | Minimum | MacLaren Agreement
Related Party Transaction [Line Items]
Professional fees				$ 134,000	£ 99,000